INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 25.4	$ 27.3	$ 31.5	$ 26.9
Unrecognized tax benefits, net	12.4	14.5	17.4
Unrecognized tax benefits that would impact effective tax rate	12.4
Unrecognized tax benefits, interest on income taxes accrued	1.6	1.8	2.4
Unrecognized tax benefits, interest on income taxes accrued, net	1.5	1.6	2.0
Interest (income) expense	(0.1)	$ 0.7	$ 0.9
Minimum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reasonably possible decrease in unrecognized tax benefits (less than)	1.0
Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reasonably possible decrease in unrecognized tax benefits (less than)	$ 3.0